Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SELECT PORTFOLIOS
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-20
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Select Portfolios®Information Technology SectorApril 29, 2021Prospectus
02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-20 | Computers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.